CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Accumulated depreciation, Revenue earning devices	$ 676,615	$ 434,661	$ 229,459
Accumulated depreciation, Fixed assets	139,751	49,065	67,113
Discount of current portion of convertible notes payable	433,932	0	697,276
Discount of current portion of loans payable	158,194	14,745	0
Discount of loans payable	$ 5,378,890	$ 4,905,076	$ 0
Preferred stock, authorized	15,545,650	15,545,650	15,545,650
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, par value (in dollars per shares)		$ 0.001
Common Stock, par value (in dollars per shares)	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, authorized	6,000,000,000	5,000,000,000	5,000,000,000
Common stock, shares, issued	5,260,515,892	4,735,210,360	3,229,426,884
Common stock, shares, outstanding	5,260,515,892	4,735,210,360	3,229,426,884
Series E Preferred Stock [Member]
Preferred stock, authorized	4,350,000	4,350,000	4,350,000
Preferred stock, shares issued	3,350,000	3,350,000	4,350,000
Preferred stock, shares outstanding	3,350,000	3,350,000	4,350,000
Preferred stock, par value (in dollars per shares)	$ 0.001	$ 0.001	$ 0.001
Series F Preferred Stock [Member]
Preferred stock, authorized	4,350	4,350	4,350
Preferred stock, shares issued	2,533	2,532	2,799
Preferred stock, shares outstanding	2,533	2,532	2,799
Preferred stock, par value (in dollars per shares)	$ 1.00	$ 1.00	$ 1.00
Series G Preferred Stock [Member]
Preferred stock, authorized	100,000	100,000	100,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Preferred stock, par value (in dollars per shares)	$ 0.001	$ 0.001	$ 0.001